Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Long-Term Debt

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2012	2011
Unsecured bonds (interest rate):
Yen notes (floating rate 0.70%)	2012	¥—	¥4,000
Yen notes (floating rate 0.70%)	2013	4,000	4,000
Yen notes (floating rate 0.69%)	2013	2,000	2,000
Yen notes (floating rate 0.45%)	2013	5,000	5,000
NOK notes (floating rate 9.68%)	2013	4,597	—
SEK notes (fixed rate 9.32%)	2013	1,237	—
U.S.$ notes (floating rate 1.00%)	2013	3,896	4,050
Yen notes (fixed rate 1.54%)	2013	10,000	10,000
Yen notes (fixed rate 1.27%)	2013	10,000	10,000
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
U.S.$ notes (floating rate 0.55%)	2015	3,892	—
U.S.$ notes (floating rate 0.72%)	2016	3,885	—
U.S.$ notes (floating rate 0.82%)	2016	2,719	—
Loans, principally from banks and insurance companies, maturing on various dates through 2020:
Collateralized		30,999	17,322
Unsecured		196,047	207,826
Capital lease obligations		3,340	3,118

Total		291,612	277,316
Less: current portion		(107,210)	(85,556)

		¥184,402	¥191,760

Schedule Of Annual Maturities Of Long-Term Debt

The following table presents the annual maturities of long-term debt at March 31, 2012:

(¥ in millions)
Years ending March 31:
2013	¥107,210
2014	58,800
2015	76,941
2016	28,828
2017	19,045
2018 and thereafter	788

Total	¥291,612

Schedule Of Assets Pledged As Collateral

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Trade accounts receivable	¥—	¥1,403
Short-term finance receivables	14,716	8,575
Other current assets *1	273	162
Long-term finance receivables	20,688	10,871
Property, plant, and equipment	1,749	6,100

Total	¥37,426	¥27,111

Schedule Of Assets Pledged Against Liabilities

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2012	2011
Short-term borrowings	¥669	¥4,710
Current portion of long-term debt	12,800	7,345
Long-term debt	18,199	9,977

Total	¥31,668	¥22,032